Income Taxes (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
Current
Federal	$(12,204)
State	—
Deferred
Federal	(19,009)
State	—
Change in valuation allowance	31,213
Income tax provision (benefit)	$—

Schedule of net deferred tax assets
Deferred tax asset
Net operating loss carryforward	$12,204
Startup/organizational costs	19,009
Total deferred tax assets	31,213
Valuation allowance	(31,213)
Deferred tax assets, net of allowance	$—

Schedule of effective tax rate
Tax benefit at statutory federal income tax rate	(21.0)%
Permanent book/tax difference	20.3%
Valuation allowance	0.7%
Income tax provision (benefit)	0.0%

DocGo Inc. and Subsidiaries [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
	For the Years Ended December 31,
	2021	2020
Current:
Federal	$295,956	$—
State and local	319,741	167,443
Foreign	—	—
	615,697	167,443
Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
	—	—
Total income tax expense (benefit)	$615,697	$167,443

Schedule of net deferred tax assets
	For the Years Ended December 31,
	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$17,153,341	$21,936,556
Allowance for doubtful accounts	874,029	2,323,541
Amortization	(582,284)	(533,178)
Prepaid expenses	(411,798)	(207,162)
Property and equipment	(2,245,003)	(1,447,130)
Research and development expense	(580,497)	(622,980)
Accrued bonus	1,414,357	—
Stock compensation	883,317	592,967
Other	197,218	(11,313)
Net deferred tax assets	16,702,680	22,031,301
Valuation allowance	(16,702,680)	(22,031,301)
Deferred tax assets, net of allowance	$—	$—

Schedule of effective tax rate
	For the Years Ended December 31,
	2021	2020
Statutory federal income tax benefit	21.00%	21.00%
Permanent items	(2.71)%	0.44%
State taxes, net of federal tax benefit	5.99%	8.02%
Effects of Rates Different From Statutory	(0.06)%	0.00%
Rate Change	0.00%	0.00%
Other	(0.71)%	0.00%
Change in valuation allowance	(20.98)%	(28.36)%
Income tax provision/(benefit)	2.53%	1.10%